Business segment information (Tables)	12 Months Ended
Mar. 31, 2017
Accounting Policies [Abstract]
Business segment financial information
	Year ended March 31,
Product Line	2015	2016	2017
Scales	89%	93%	90%
Pet Electronics Products	10%	6%	9%
Others	1%	1%	1%
Total	100%	100%	100%

Total property plant and equipment
	Net sales	Operating income	Identifiable assets as of March 31	Depreciation and amortization	Capital expenditure
	$ in thousands	$ in thousands	$ in thousands	$ in thousands	$ in thousands

2015

Scales & Others	25,911	414	16,172	968	1,472
Pet Electronics Products	3,033	48	1,893	114	173
Total operating segments	28,944	462	18,065	1,082	1,645
Corporate	-	-	7,712	294	-
Group	28,944	462	25,777	1,376	1,645

2016

Scales & Others	22,378	3,094	14,896	981	880
Pet Electronics Products	1,514	208	1,002	66	59
Total operating segments	23,892	3,302	15,898	1,047	939
Corporate	-	-	7,123	288	-
Group	23,892	3,302	23,021	1,335	939

2017

Scales & Others	15,814	2,865	12,782	947	262
Pet Electronics Products	1,662	301	1,343	99	27
Total operating segments	17,476	3,166	14,125	1,046	289
Corporate	-	-	6,841	271	-
Group	17,476	3,166	20,966	1,317	289

Geographic net export sales

Total property, plant and equipment, net by geographical areas are as follows:

	March 31,	March 31,
	2016	2017
	$ in thousands	$ in thousands
Hong Kong	1,159	1,126
The PRC	10,558	9,168

Total property, plant and equipment	11,717	10,294

(c)	The following is a summary of net export sales by geographical areas, which are defined by the final shipment destination, constituting 10% or more of total sales of the Company for the years ended March 31, 2015, 2016 and 2017:

	Year ended March 31,
	2015		2016		2017
	$ in thousands	%	$ in thousands	%	$ in thousands	%

United States	21,271	73	14,062	59	10,356	59
Germany	6,210	22	4,568	19	2,797	16
Netherlands	0	0	1,901	8	2,299	13

	27,481	95	20,531	86	15,452	88

Customer geographic net export sales
		Year Ended March 31,
		2015		2016		2017
Customers	Segment	$ in thousands	%	$ in thousands	%	$ in thousands	%

Fitbit, Inc.	Scales	10,593	37	14,145	59	8.472	48
Kern + Sohn GMBH	Scales	5,424	19	3,874	16	2,729	16
Pitney Bowes Inc.	Scales	2,476	8	1,969	8	2,435	14
Sunbeam Products, Inc.	Scales & Pet Electronics Products	6,879	24	1,738	7	1,563	9

		25,372	88	21,726	90	15,199	87